Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 701,621,304	$ 653,188,906
Cash and cash equivalents segregated under federal and foreign requirements	1,224,069,199	1,537,119,275
Receivables from brokers, dealers, and clearing organizations	701,369,826	562,961,145
Receivables from customers, net	1,011,784,680	708,785,550
Prepaid expenses and other current assets	60,814,415	50,208,272
Customer-held fractional shares	223,802,727	172,309,953
Total current assets	3,923,462,151	3,684,573,101
Right-of-use assets	64,014,634	64,357,655
Property and equipment, net	41,473,511	35,894,855
Intangible assets, net	54,269,690	55,434,567
Goodwill	25,066,700	30,264,138
Deferred tax assets	3,450,909	9,346,987
Other non-current assets	1,000,000	1,000,000
Total non-current assets	189,275,444	196,298,202
Total assets	4,112,737,595	3,880,871,303
Liabilities and shareholders’ equity
Payables due to customers	2,877,895,236	2,667,837,626
Payables due to brokers, dealers, and clearing organizations	1,632,515	3,481,115
Lease liabilities - current portion	3,497,320	3,611,195
Accounts payable and other accrued expenses	97,610,615	102,183,377
Revolving credit facility	17,611,040
Unsecured promissory notes	50,000,000
Total current liabilities	3,048,246,726	2,777,113,313
Lease liabilities - non-current portion	7,624,608	8,911,821
Unsecured promissory notes		65,000,000
Deferred tax liabilities	13,193,834	13,366,222
Total non-current liabilities	20,818,442	87,278,043
Total liabilities	3,069,065,168	2,864,391,356
Commitments and Contingencies (Note 15)
Shareholders’ equity
Treasury shares (864,485 and 1,124,485 shares as of June 30, 2026 and December 31, 2025, respectively)
Additional paid in capital	3,207,257,664	3,192,952,827
Accumulated deficit	(2,175,548,251)	(2,178,189,845)
Accumulated other comprehensive income	11,817,455	1,524,496
Total shareholders’ equity	1,043,532,166	1,016,292,713
Noncontrolling interest	140,261	187,234
Total equity	1,043,672,427	1,016,479,947
Total liabilities and total equity	4,112,737,595	3,880,871,303
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	4,459	4,396
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	$ 839	$ 839